UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    GMB Capital Management LLC
         -----------------------------------
Address:    225 Franklin Street, 26th Floor
            --------------------------------
                   Boston, MA  02110
	   --------------------------------
Form 13F File Number:    28-13843
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Gabriel R. Bitran
Title:   Managing Member
Phone:  (617) 517-4010

Signature, Place, and Date of Signing:

    /s/ Gabriel R Bitran       Boston, MA       November 12 , 2010
        [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
                                       -----------------------
Form 13F Information Table Entry Total:       18
                                       ----------------------
Form 13F Information Table Value Total:          391,031
                                       ----------------------
                                              (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
    None

Column 1			Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
Name of Issuer			Title of Class	CUSIP		Value		SHRS OR	SH/PRN	PUT/CALLInvestment	Other		Voting Authority
								(x$1000)	PRN AMT			Discretion	Managers	Sole	Shared	None
SPDR GOLD TRUST			GOLD SHS	78463V 10 7   	41126.77439	321529	SH		SOLE		N/A				321529
SPDR S&P 500 ETF TR		TR UNIT		78462F 10 3   	8408.18536	73672	SH		SOLE		N/A				73672
ISHARES INC			MSCI BRAZIL	464286 40 0	8715.51522	113265	SH		SOLE		N/A				113265
ISHARES TR			RUSSELL 2000	464287 65 5	25847.91	382932	SH		SOLE		N/A				382932
ISHARES INC			MSCI MEX INVEST	464286 82 2	8551.20826	161374	SH		SOLE		N/A				161374
ISHARES INC			MSCI S KOREA	464286 77 2	8610.55275	160975	SH		SOLE		N/A				160975
ISHARES INC			MSCI PAC J IDX	464286 66 5	8611.034	194380	SH		SOLE		N/A				194380
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A 41 7	25679.65831	641831	SH		SOLE		N/A				641831
SELECT SECTOR SPDR TR		SBI INT-ENERGY	81369Y 50 6	15538.4305	277175	SH		SOLE		N/A				277175
ISHARES TR			MSCI EAFE IDX	464287 46 5	33012.9612	601110	SH		SOLE		N/A				601110
ISHARES INC			MSCI CDA INDEX	464286 50 9	8408.10304	299968	SH		SOLE		N/A				299968
POWERSHARES DB CMDTY IDX TRA	UNIT BEN INT	73935S 10 5	8510.29958	352978	SH		SOLE		N/A				352978
ISHARES INC			MSCI HONG KONG	464286 87 1	8859.9388	488420	SH		SOLE		N/A				488420
ISHARES INC			MSCI TAIWAN	464286 73 1	8760.03435	646497	SH		SOLE		N/A				646497
ISHARES TR			MSCI EMERG MKT	464287 23 4	45291.21234	1011642	SH		SOLE		N/A				1011642
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042 85 8	77927.12286	1714191	SH		SOLE		N/A				1714191
ISHARES TR			BARCLY USAGG B	464287 22 6	31204.28	287200	SH		SOLE		N/A				287200
OIL SVC HOLDRS TR		DEPOSTRY RCPT	678002 10 6	17968.22	158800	SH		SOLE		N/A				158800